SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

These financial statements include a discussion of material events, if any, which have occurred subsequent to December 31, 2014 (referred to as "subsequent events") through the issuance of these consolidated financial statements. Events subsequent to that have not been considered in these financial statements.

Additional subsequent events are described in Notes 1, 4, 7 and 9.

Subsequent to December 31, 2014, Fortress granted 11.3 million RSUs to its employees, of which 6.5 million are dividend paying. These RSUs generally vest over a period of three to six years. Furthermore, 6.7 million existing RSUs vested in January 2015 and the related Class A shares will be delivered within six months pursuant to the plan documents. A portion of these Class A shares may be sold to cover withholding tax requirements.